Consolidated Statements of Changes In Equity - RUB (₽) ₽ in Millions	Total	Share capital [member]	Share premium [member]	Equity settled employee benefits reserves [member]	Other capital reserves [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2017	₽ 3,346	₽ 3	₽ 9,999	₽ 301	₽ 0	₽ (6,957)
Loss for the year	(5,661)					(5,661)
Other comprehensive income	0
Total comprehensive income for the year	(5,661)					(5,661)
Issue of ordinary shares, net of transaction costs	5,376	1	5,375
Issue of shares upon exercise of share-based awards			110	(110)
Sale of share options to employees	93			93
Share-based compensation expense	82			82
Ending Balance (Previously stated [member]) at Dec. 31, 2018	3,236	4	15,484	366	0	(12,618)
Ending Balance (Restated [Member]) at Dec. 31, 2018	3,394	4	15,484	366	0	(12,460)
Ending Balance at Dec. 31, 2018	3,236	4	15,484	366	0	(12,618)
Impact of IFRS 16 adoption	158					158
Loss for the year	(19,363)					(19,363)
Other comprehensive income	0
Total comprehensive income for the year	(19,363)					(19,363)
Issue of ordinary shares, net of transaction costs	16,556	2	16,554
Issue of shares upon exercise of share-based awards			15	(15)
Share-based compensation expense	190			190
Convertible loans (note 19)	40				1,043	(1,003)
Ending Balance at Dec. 31, 2019	817	6	32,053	541	1,043	(32,826)
Loss for the year	(22,264)					(22,264)
Other comprehensive income	0
Total comprehensive income for the year	(22,264)					(22,264)
Issue of ordinary shares, net of transaction costs	101,358	5	101,353
Issue of shares upon exercise of share-based awards			33	(33)
Share-based compensation expense	644			644
Convertible loans (note 19)	(1,298)				(1,043)	(255)
Ending Balance at Dec. 31, 2020	₽ 79,257	₽ 11	₽ 133,439	₽ 1,152	₽ 0	₽ (55,345)